STATUTORY RESERVES AND RESTRICTED NET ASSETS - Condensed statements of comprehensive income (loss) of the parent company (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
STATUTORY RESERVES AND RESTRICTED NET ASSETS
General and administrative expenses	¥ (8,075,414)	$ (1,154,769)	¥ (8,960,747)	¥ (8,236,569)
Interest income, net	807,505	115,472	1,260,163	1,263,332
Fair value changes through earnings on investments, net	462,668	66,161	312,791	78,320
Foreign currency exchange loss	(50,640)	(7,241)	339,280	(93,956)
Other income, net	1,445,791	206,745	1,566,038	1,869,300
Income (loss) before income tax expense	4,677,103	668,817	6,870,069	7,883,995
Income tax expense	(1,686,089)	(241,108)	(2,791,889)	(1,994,391)
Net income	2,993,975	428,132	4,064,900	5,883,224
Net income attributable to KE Holdings Inc.'s ordinary shareholders	2,993,975	428,132	4,064,900	5,883,224
Other comprehensive income
Currency translation adjustments	(429,040)	(61,352)	217,142	574,223
Unrealized gains on available-for-sale investments, net of reclassification	109,957	15,724	147,668	82,800
Total comprehensive income	2,674,892	382,504	4,429,710	6,540,247
Comprehensive income attributable to KE Holdings Inc.'s ordinary shareholders	2,674,892	$ 382,504	4,429,710	6,540,247
Parent
STATUTORY RESERVES AND RESTRICTED NET ASSETS
General and administrative expenses	(92,616)		(33,862)	(45,781)
Interest income, net	6,647		(117)	52,460
Share of income of subsidiaries	2,581,208		3,734,104	5,618,262
Income of the VIEs	187,213		252,952	194,884
Fair value changes through earnings on investments, net	95,325		40,780	45,235
Foreign currency exchange loss	(21,420)		(40,093)	(30,089)
Other income, net	237,618		111,136	48,253
Income (loss) before income tax expense	2,993,975		4,064,900	5,883,224
Income tax expense	0		0	0
Net income	2,993,975		4,064,900	5,883,224
Net income attributable to KE Holdings Inc.'s ordinary shareholders	2,993,975		4,064,900	5,883,224
Other comprehensive income
Currency translation adjustments	(429,040)		217,142	574,223
Unrealized gains on available-for-sale investments, net of reclassification	109,957		147,668	82,800
Total comprehensive income	2,674,892		4,429,710	6,540,247
Comprehensive income attributable to KE Holdings Inc.'s ordinary shareholders	¥ 2,674,892		¥ 4,429,710	¥ 6,540,247